Convertible Senior Notes	12 Months Ended
Aug. 31, 2022
Convertible Senior Notes Abstract
Convertible senior notes
13.	Convertible senior notes

On February 28, 2020 and March 16, 2020, the Company issued US$25 million and US$10 million convertible senior notes (the “Notes”) to Yiheng Capital Partners, L.P., (“Yiheng Capital”) and Keenan Capital Fund, LP, (“Keenan Capital”), respectively. Both Yiheng Capital and Keenan Capital are existing minority shareholders of the Company. Interest shall be payable semi-annually in arrears at a rate of 4.75% per annum on each August 1 and February 1, commencing on August 1, 2020. The Notes will mature on February 28, 2025 and March 16, 2025, respectively unless repurchased or converted in accordance with their terms prior to such date. On January 30, 2022, Yiheng Capital transferred the convertible senior notes to Mr. Kun Wang and Mr. Minghui Sun.

The Notes holders have the right, at their option, to convert the outstanding principal amount of the Notes, to convert all or any portion (if the portion to be converted is US$1,000 principal amount or an integral multiple thereof) of the Notes at any time after the execution of proof of initial conversion price in form and substance prior to the close of business on the second business day immediately preceding the maturity date into fully paid Class A Shares at the applicable conversion rate. (the “Conversion Option”).

The initial conversion price is US$148.08 and US$162.52 of the Company’s ADS per US$1,000 principal amount of the Notes (which is equivalent to an initial conversion price of approximately US$6.75 and US$6.15 per ADS). The conversion rate will be subject to adjustment in some events.

The holders may require the Company to repurchase all or a portion of the Notes for cash on February 28, 2023 and March 16, 2023 at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the Notes were to occur, the outstanding obligations under the Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the Notes. In addition, the Notes provide its holders with additional interest equal to the fair value of any dividends received by the holders of the Company’s ordinary shares (the “Contingent Interest Features”).

The Company evaluated the embedded conversion features contained in the Notes and determined that the Conversion Option was not required to be bifurcated because it met the scope exception provided for under ASC 815-10-15-74(a).

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the Notes were not issued at a substantial discount and are redeemable at par.

The Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. However, the fair value of the Contingent Interest Features on the issuance date and at December 31, 2020 was not significant. In addition, the Company assessed whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of the occurrence of such default events is determined to be remote, the Company did not accrue additional interest expense for the year ended August 31, 2021. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

Furthermore, no beneficial conversion feature was recognized for the Notes as the fair value per ADS at the commitment date was US$5.44 and US$5.02, which was less than the most favorable conversion price.